Nature of operations and reorganizations - VIE arrangements between Relx HK's PRC subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Equity Interest Pledge Agreement
Variable Interest Entity [Line Items]
Initial term of agreement (in years)	10 years
Exclusive Business Cooperation Agreement
Variable Interest Entity [Line Items]
Initial term of agreement (in years)	10 years
Exclusive Option Agreement
Variable Interest Entity [Line Items]
Initial term of agreement (in years)	10 years
Exclusive Assets Option Agreement
Variable Interest Entity [Line Items]
Initial term of agreement (in years)	10 years